Fidelity®

Target Timeline®

Funds - 2001, 2003

Annual Report

July 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Target Timeline 2001	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Target Timeline 2003	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Target Timeline 2001

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Life of fund
Target Timeline 2001	7.24%	38.85%	34.84%
LB Aggregate Bond	12.69%	46.24%	44.08%
U.S. Treasury Strips (8/15/01 and 11/15/01)	6.70%	38.95%	34.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Life of fund
Target Timeline 2001	7.24%	6.78%	5.61%
LB Aggregate Bond	12.69%	7.90%	6.89%
U.S. Treasury Strips (8/15/01 and 11/15/01)	6.70%	6.80%	5.49%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund peformed at a constant rate each year.

Annual Report

Fidelity Target Timeline 2001
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by July 31, 2001, the value of the investment would be $13,484 - a 34.84% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $14,408 - a 44.08% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $13,404 - a 34.04% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Target Timeline 2001
Performance - continued

Total Return Components

	Years ended July 31,
	2001	2000	1999	1998	1997
Dividend returns	6.27%	6.34%	6.68%	6.95%	7.71%
Capital returns	0.97%	-1.38%	-1.87%	-0.21%	2.55%
Total returns	7.24%	4.96%	4.81%	6.74%	10.26%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.36¢	27.95¢	56.70¢
Annualized dividend rate	5.46%	5.99%	6.04%
30-day annualized yield	4.63%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.41 over the past six months and $9.38 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.41%.

Annual Report

Fidelity Target Timeline 2003

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Target Timeline 2003
Performance - continued

Cumulative Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Life of fund
Target Timeline 2003	11.72%	45.32%	38.73%
LB Aggregate Bond	12.69%	46.24%	44.08%
U.S. Treasury Strips (8/15/03 and 11/15/03)	11.83%	48.54%	41.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Life of fund
Target Timeline 2003	11.72%	7.76%	6.16%
LB Aggregate Bond	12.69%	7.90%	6.89%
U.S. Treasury Strips (8/15/03 and 11/15/03)	11.83%	8.23%	6.50%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

Annual Report

Fidelity Target Timeline 2003
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by July 31, 2001, the value of the investment would be $13,873 - a 38.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $14,408 - a 44.08% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $14,120 - a 41.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Target Timeline 2003
Performance - continued

Total Return Components

	Years ended July 31,
	2001	2000	1999	1998	1997
Dividend returns	6.98%	7.18%	6.99%	7.17%	7.29%
Capital returns	4.74%	-2.48%	-4.23%	0.83%	4.65%
Total returns	11.72%	4.70%	2.76%	8.00%	11.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.58¢	27.91¢	60.14¢
Annualized dividend rate	5.71%	5.97%	6.47%
30-day annualized yield	4.28%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.44 over the past one month, $9.42 over the past six months and $9.29 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Many investors in investment-grade bonds enjoyed double-digit returns during the one-year period ending July 31, 2001. While stocks struggled to shake off the sting of a sharply slowing economy, investment-grade bonds posted one of their strongest 12-month returns since 1996. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.69% during this time frame. Aggressive Federal Reserve Board easing, declining interest rates, a dramatic steepening of the Treasury yield curve and unique technical market conditions set the stage for the period. Treasuries, which led the way in 2000, relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 11.43%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Fed to begin aggressively unwinding its previous tightening cycle with a total of six interest-rate cuts during the first six months of 2001 - two of which were surprise, inter-meeting moves. Corporates rallied strongly in January on this strong positive signal of support for the economy, after having languished throughout 2000 due to negative fundamentals. Further yield spread tightening in the spring ensured a first-place finish for the Lehman Brothers Credit Bond Index, which returned 13.82%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 13.18% and 12.54%, respectively.

(Portfolio Manager photograph)
An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 2001 and 2003

Q. How did the funds perform, Ford?

A. For the 12 months that ended July 31, 2001, Target Timeline 2001 and 2003 returned 7.24% and 11.72%, respectively. In comparison, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 2001 and 2003) averaged 6.70% and 11.83%, respectively. The Lehman Brothers Aggregate Bond Index, which measures the performance of the overall investment-grade bond market, had a one-year return of 12.69%. The important thing to keep in mind is that it's difficult to measure these funds on a six- or 12-month time horizon; instead, they should be measured from a life-of-fund standpoint.

Q. Broadly speaking, what had the most influence on performance during the past year?

A. The Federal Reserve Board was a major factor, reducing the fed funds target rate on six separate occasions in an effort to rescue the flailing U.S. economy. While short-term interest rates fell sharply, intermediate- and long-term rates didn't drop as much, as investors began to anticipate an economic recovery. This action resulted in a more positively sloped Treasury yield curve and a sharp rally in credit risk assets. Given this backdrop, we benefited from maintaining our emphasis on the spread sectors - namely, corporate and agency securities - not represented in the index, which outpaced Treasuries by healthy margins during the 12-month period. Corporates were by far the top-performing asset class, rebounding sharply this year from the historically wide yield spread levels achieved late in 2000, and were the biggest contributor to performance overall.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Can you break it down at the individual fund level?

A. Sure. Since the 2001 fund holds shorter-term securities, it wasn't able to capitalize on most of the spread tightening that occurred further out on the yield curve. Instead, the fund relied mostly on the sizable yield advantage it had over Treasuries during the period, along with the reduced volatility that comes with shorter-term issues. Also notable at this time was a sharp decline in the fund's net assets. Since I felt corporates generally were cheap, I funded much of the outflows with Treasuries and agencies, which, on a percentage basis, left us more heavily exposed to corporates as they were rallying. The fund benefited the most from its exposure to banks and diversified financial firms, which rallied in the face of a steepening yield curve. However, we did have one poor pick in the group, Finova, that dragged on returns and was subsequently eliminated from the portfolio. The funds' holdings in the tobacco and consumer non-cyclical sectors helped, as did its positioning in Yankee bonds - dollar-denominated securities issued by foreign entities.

Q. And the 2003 fund?

A. We didn't do as well as I would have liked on a relative basis, although we were close. For these funds, the optimal way to manage money - and maximize returns within the constraints imposed - is to increase their exposure to shorter-term corporate bonds as the time to maturity shortens. Unlike its counterpart, assets in the 2003 fund ballooned during the period, which also made it a challenge to keep the portfolio optimally positioned at all times. Last year, companies generally were not issuing short-term bonds because the yield curve was either inverted or flat. In a flat curve environment, companies want to extend the maturity of their debt securities to lock in low yields. As such, given the lack of issuance in the 2003 maturity area from companies I wanted to own, I was forced to go out and purchase longer-dated securities in the 2004-2006 range, the area of the curve that produced some of the period's highest returns. However, since I couldn't find enough corporates I liked, I had to buy more agencies, which underperformed corporates during the period, but still outperformed Treasuries.

Q. What's your outlook?

A. Despite the nice run we've had so far this year, I'm still comfortable owning the spread sectors, particularly corporate bonds, which remain historically cheap. Since I still believe the economy will avoid outright recession, I remain optimistic that corporates can continue to outperform Treasuries in the coming months. In the 2003 fund, I may consider reducing our agency overweighting, selling some of our longer-dated corporates and buying shorter-term corporates that are more in line with the maturity of the fund.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: definable returns over the life of the funds by investing mainly in investment-grade quality debt securities whose average duration is approximately equal to each fund's maturity

Fund numbers: 381 (2001), 383 (2003)

Trading symbols: FTTBX (2001), FTARX (2003)

Start date: February 8, 1996

Size: as of July 31, 2001, more than $101 million, 2001 fund; more than $110 million, 2003 fund

Manager: Ford O'Neil, since 1998; manager, various Fidelity bond funds; joined Fidelity in 1990

Ford O'Neil reiterates the importance of investing until maturity:

"The 2003 fund should be purchased only if there is a high probability that you will hold it until maturity. It should not be purchased as a short-term trading opportunity. That said, you shouldn't sell the fund before maturity on the basis that the Fed may raise interest rates. Nor should you stock up on the fund in anticipation of corporate spreads tightening. This is not what the fund is designed for. There are many other investment options out there that are better equipped to meet those objectives. I can't stress enough the importance of holding this investment until maturity. Just give the fund time and let it do the work for you. If I do my job right, all bonds will mature at par, or face value. If so, any short-term spread widening that the fund had to tolerate during the holding period will all come back to the shareholder's benefit at the end. As you can see quite clearly from this Q&A, heavy money flows in either direction prior to maturity may lead to suboptimal positioning of these funds."

  Target Timeline 2001 will reach its target maturity on September 30, 2001. Fidelity anticipates liquidating the fund on October 3, 2001. There are several options available to you as detailed in a letter mailed to all shareholders of the funds in August. If you have any questions or would like to discuss your options further, please call a Fidelity Representative at 1-800-544-8888.

Annual Report

Fidelity Target Timeline 2001

Investment Changes

Quality Diversification as of July 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	59.9	52.2
Aa	3.1	9.3
A	5.5	17.1
Baa	7.1	17.8
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2001
6 months ago
Years	0.2	0.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2001
6 months ago
Years	0.2	0.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Corporate Bonds 16.3%		Corporate Bonds 41.4%
	U.S. Government and Government Agency Obligations 56.8%		U.S. Government and Government Agency Obligations 49.8%
	Other Investments 1.2%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 25.7%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	3.4%	** Foreign investments	7.1%

Annual Report

Fidelity Target Timeline 2001

Investments July 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.7%
Media - 0.3%
Continental Cablevision, Inc. 8.5% 9/15/01	A3	$ 250,000	$ 251,170
Multiline Retail - 0.4%
Dayton Hudson Corp. 9.75% 7/1/02	A2	390,000	409,133
TOTAL CONSUMER DISCRETIONARY			660,303
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Fort James Corp. 6.5% 9/15/02	Baa3	250,000	252,155
ENERGY - 1.3%
Oil & Gas - 1.3%
Petro-Canada yankee 8.6% 10/15/01	A3	190,000	191,309
The Coastal Corp. 8.125% 9/15/02	Baa2	1,110,000	1,147,174
			1,338,483
FINANCIALS - 12.5%
Banks - 7.6%
Bank of New York Co., Inc.:
7.625% 7/15/02	A1	500,000	515,095
7.875% 11/15/02	A1	136,000	142,328
Bank One Corp. 6.4% 8/1/02	Aa3	300,000	306,441
BankAmerica Corp. 7.5% 10/15/02	Aa3	25,000	25,975
Capital One Bank 6.76% 7/23/02	Baa2	500,000	505,740
Central Fidelity Banks, Inc. 8.15% 11/15/02	A2	1,200,000	1,252,380
Huntington Bancshares, Inc. 7.875% 11/15/02	A3	100,000	104,027
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	705,000	734,039
Korea Development Bank 7.125% 9/17/01	Baa2	1,090,000	1,091,831
Long Island Savings Bank FSB 7% 6/13/02	Baa3	250,000	254,815
MBNA Corp. 6.963% 9/12/02	Baa2	600,000	613,704
Mellon Financial Co. 9.25% 8/15/01	A2	557,000	557,925
U.S. Bank NA, Minnesota:
5.25% 6/4/03	Aa3	250,000	252,670
6.35% 9/28/01	Aa3	1,000,000	1,006,500
Wells Fargo & Co. 6.875% 4/15/03	Aa3	160,000	166,790
Westpac Banking Corp. yankee 7.875% 10/15/02	A1	200,000	207,424
			7,737,684
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 4.0%
Associates Corp. of North America 5.875% 7/15/02	Aa3	$ 250,000	$ 253,613
General Electric Capital Corp. 6.33% 9/17/01	Aaa	2,000,000	2,003,600
Sanwa Business Credit Card, Inc. 7.25% 9/15/01 (b)	A1	1,000,000	1,003,320
U.S. West Capital Funding, Inc. 6.875% 8/15/01	Baa1	750,000	750,420
			4,010,953
Real Estate - 0.9%
Avalon Properties, Inc. 7.375% 9/15/02	Baa1	900,000	922,932
TOTAL FINANCIALS			12,671,569
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
GTE Corp. 9.1% 6/1/03	A2	95,000	102,343
UTILITIES - 1.5%
Electric Utilities - 0.5%
Niagara Mohawk Power Corp. 9.25% 10/1/01	Baa2	500,000	503,320
Gas Utilities - 1.0%
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,038,840
TOTAL UTILITIES			1,542,160
TOTAL NONCONVERTIBLE BONDS (Cost $16,648,894)			16,567,013
U.S. Government and Government Agency Obligations - 56.8%

U.S. Government Agency Obligations - 48.8%
Federal Home Loan Bank:
5.875% 8/15/01	Aaa	1,500,000	1,501,256
5.875% 9/17/01	Aaa	28,000,000	28,065,520
6.5% 9/19/01	Aaa	20,000,000	20,062,400
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			49,629,176
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 8.0%
U.S. Treasury Notes:
5.5% 8/31/01	Aaa	$ 3,550,000	$ 3,554,991
7.875% 8/15/01	Aaa	4,630,000	4,637,417
TOTAL U.S. TREASURY OBLIGATIONS			8,192,408
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $57,497,092)			57,821,584
Foreign Government and Government Agency Obligations (c) - 0.3%

Irish Republic 7.64% 1/2/02	Aaa	210,000	213,259
Ontario Province yankee 7.375% 1/27/03	Aa3	150,000	156,842
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $384,979)			370,101
Supranational Obligations - 0.9%

African Development Bank yankee 7.7% 7/15/02 (Cost $902,477)	Aa1	875,000	902,440
Cash Equivalents - 24.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 3.92%, dated 7/31/01 due 8/1/01 (Cost $24,631,000)	$ 24,633,683	24,631,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $100,064,442)		100,292,138
NET OTHER ASSETS - 1.5%		1,491,364
NET ASSETS - 100%		$ 101,783,502
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,003,320 or 1.0% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	68.4%	AAA, AA, A	19.3%
Baa	7.1%	BBB	6.6%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $27,912,768 and $148,638,818, respectively, of which long-term U.S. government and government agency obligations aggregated $27,912,768 and $88,991,753, respectively.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $100,095,838. Net unrealized appreciation aggregated $196,300, of which $638,138 related to appreciated investment securities and $441,838 related to depreciated investment securities.

At July 31, 2001, the fund had a capital loss carryforward of approximately $328,000 of which $26,000, $37,000 and $265,000 will expire on July 31, 2005, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $24,631,000) (cost $100,064,442) - See accompanying schedule		$ 100,292,138
Cash		14
Receivable for fund shares sold		2,844
Interest receivable		1,747,885
Total assets		102,042,881
Liabilities
Payable for fund shares redeemed	$ 155,308
Distributions payable	47,108
Accrued management fee	8,749
Other payables and accrued expenses	48,214
Total liabilities		259,379
Net Assets		$ 101,783,502
Net Assets consist of:
Paid in capital		$ 101,415,095
Undistributed net investment income		541,057
Accumulated undistributed net realized gain (loss) on investments		(400,346)
Net unrealized appreciation (depreciation) on investments		227,696
Net Assets, for 10,829,791 shares outstanding		$ 101,783,502
Net Asset Value, offering price and redemption price per share ($101,783,502 ÷ 10,829,791 shares)		$9.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2001
Investment Income Interest		$ 10,750,623
Expenses
Management fee	$ 724,026
Transfer agent fees	184,046
Accounting fees and expenses	65,000
Non-interested trustees' compensation	627
Custodian fees and expenses	5,541
Registration fees	33,388
Audit	40,018
Legal	5,174
Reports to shareholders	3,909
Miscellaneous	526
Total expenses before reductions	1,062,255
Expense reductions	(473,277)	588,978
Net investment income		10,161,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		453,196
Change in net unrealized appreciation (depreciation) on investment securities		1,878,897
Net gain (loss)		2,332,093
Net increase (decrease) in net assets resulting from operations		$ 12,493,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,161,645	$ 9,053,342
Net realized gain (loss)	453,196	(243,492)
Change in net unrealized appreciation (depreciation)	1,878,897	(1,299,131)
Net increase (decrease) in net assets resulting from operations	12,493,738	7,510,719
Distributions to shareholders from net investment income	(10,187,961)	(9,053,569)
Share transactions Net proceeds from sales of shares	47,604,829	214,594,635
Reinvestment of distributions	9,019,602	8,334,490
Cost of shares redeemed	(159,783,793)	(36,232,949)
Net increase (decrease) in net assets resulting from share transactions	(103,159,362)	186,696,176
Redemption fees	19,638	29,603
Total increase (decrease) in net assets	(100,833,947)	185,182,929
Net Assets
Beginning of period	202,617,449	17,434,520
End of period (including undistributed net investment income of $541,057 and $5,655, respectively)	$ 101,783,502	$ 202,617,449
Other Information Shares
Sold	5,103,382	22,922,349
Issued in reinvestment of distributions	962,206	895,204
Redeemed	(17,010,388)	(3,890,719)
Net increase (decrease)	(10,944,800)	19,926,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.310	$ 9.440	$ 9.620	$ 9.640	$ 9.400
Income from Investment Operations Net investment income B	.568	.574	.634	.648	.690
Net realized and unrealized gain (loss)	.088	(.124)	(.178)	(.019)	.240
Total from investment operations	.656	.450	.456	.629	.930
Less Distributions
From net investment income	(.567)	(.582)	(.637)	(.649)	(.690)
Redemption fees added to paid in capital	.001	.002	.001	.000	.000
Net asset value, end of period	$ 9.400	$ 9.310	$ 9.440	$ 9.620	$ 9.640
Total Return A	7.24%	4.96%	4.81%	6.74%	10.26%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101,784	$ 202,617	$ 17,435	$ 13,112	$ 10,378
Ratio of expenses to average net assets before expense reductions	.63%	.69%	1.31%	1.57%	2.15%
Ratio of expenses to average net assets after voluntary waivers	.35%	.35%	.35%	.35%	.35%
Ratio of expenses to average net assets after all expense reductions	.35%	.35%	.35%	.35%	.34% C
Ratio of net investment income to average net assets	6.04%	6.23%	6.60%	6.75%	7.31%
Portfolio turnover rate	18%	24%	16%	47%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003

Investment Changes

Quality Diversification as of July 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	52.6	65.9
Aa	7.5	4.0
A	19.6	9.4
Baa	14.9	8.7
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2001
6 months ago
Years	2.5	2.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2001
6 months ago
Years	2.2	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Corporate Bonds 37.7%		Corporate Bonds 21.5%
	U.S. Government and Government Agency Obligations 51.7%		U.S. Government and Government Agency Obligations 69.1%
	Other Investments 3.9%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 7.4%
*Foreign investments	11.5%	** Foreign investments	5.3%

Annual Report

Fidelity Target Timeline 2003

Investments July 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.9%
Daimler-Chrysler North America Holding Corp. 7.75% 5/27/03	A3	$ 1,000,000	$ 1,049,280
Media - 3.1%
Cox Communications, Inc. 6.5% 11/15/02	Baa2	200,000	204,488
News America Holdings, Inc. 8.5% 2/15/05	Baa3	710,000	760,765
TCI Communications, Inc. 6.375% 5/1/03	A3	1,000,000	1,021,770
Time Warner, Inc.:
7.75% 6/15/05	Baa1	111,000	119,328
7.975% 8/15/04	Baa1	1,000,000	1,077,170
Viacom, Inc. 6.75% 1/15/03	A3	200,000	207,004
			3,390,525
Multiline Retail - 0.4%
Dayton Hudson Corp. 7.5% 7/15/06	A2	375,000	407,419
TOTAL CONSUMER DISCRETIONARY			4,847,224
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 1.0%
Fred Meyer, Inc. 7.15% 3/1/03	Baa3	1,000,000	1,034,500
Food Products - 0.9%
Kellogg Co. 5.5% 4/1/03	Baa2	1,000,000	1,013,690
Household Products - 0.1%
Fort James Corp. 6.625% 9/15/04	Baa3	150,000	149,765
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	102,449
TOTAL CONSUMER STAPLES			2,300,404
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.8% 2/15/03	A2	200,000	203,386
FINANCIALS - 20.1%
Banks - 9.6%
Abbey National First Capital BV yankee 8.2% 10/15/04	Aa3	1,000,000	1,085,310
Bank of Montreal 6.1% 9/15/05	A1	125,000	127,426
Bank One Corp. 7.25% 8/15/04	A1	395,000	419,308
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bayerische Landesbank Gironzentrale yankee 6.375% 10/15/05	Aaa	$ 200,000	$ 208,610
Capital One Bank 6.375% 2/15/03	Baa2	250,000	252,708
CIT Group, Inc. 5.625% 5/17/04	A2	500,000	507,705
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	250,000	259,690
First National Boston Corp. 8% 9/15/04	A2	325,000	351,195
First Security Corp. 7% 7/15/05	Aa3	375,000	396,326
First Tennessee National Corp. 6.75% 11/15/05	A3	200,000	205,238
First Union Corp.:
6.95% 11/1/04	A1	500,000	526,785
7.7% 2/15/05	A1	500,000	534,150
Fleet Financial Group, Inc. 7.125% 4/15/06	A3	375,000	398,846
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	700,000	749,245
Korea Development Bank:
6.5% 11/15/02	Baa2	100,000	101,971
7.375% 9/17/04	Baa2	225,000	236,444
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	150,000	154,866
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	1,000,000	1,097,000
PNC Funding Corp. 7.75% 6/1/04	A3	220,000	235,473
Society National Bank 7.25% 6/1/05	A1	500,000	524,790
Sovran Financial Corp. 9.25% 6/15/06	Aa2	125,000	143,423
St. George Bank Ltd. yankee 7.15% 10/15/05 (b)	Baa1	500,000	519,065
Star Banc Corp. 5.875% 11/1/03	A	1,000,000	1,030,300
Swiss Bank Corp. 6.75% 7/15/05	Aa3	500,000	526,170
			10,592,044
Diversified Financials - 8.5%
Abbey National PLC 6.69% 10/17/05	Aa3	300,000	314,193
Amvescap PLC yankee 6.6% 5/15/05	A2	50,000	50,973
Associates Corp. of North America 5.75% 11/1/03	Aa3	400,000	410,420
Citigroup, Inc. 5.7% 2/6/04	Aa2	1,000,000	1,023,300
Ford Motor Credit Co.:
5.75% 2/23/04	A2	250,000	254,460
6.7% 7/16/04	A2	1,000,000	1,041,840
General Motors Acceptance Corp. 9% 10/15/02	A2	1,000,000	1,054,070
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	1,000,000	1,071,740
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	250,000	259,708
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
National Rural Utils. Coop. Finance Corp. 5.25% 7/15/04	Aa3	$ 1,000,000	$ 1,009,240
NiSource Finance Corp. 7.5% 11/15/03	Baa2	1,000,000	1,052,340
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	265,000	269,457
Southwestern Bell Capital Corp. 7.13% 6/1/05	A2	100,000	106,409
Sprint Capital Corp. 5.7% 11/15/03	Baa1	1,250,000	1,265,913
Unilever Capital Corp. 6.75% 11/1/03	A1	250,000	261,850
			9,445,913
Insurance - 0.5%
ITT Hartford Group, Inc. 6.375% 11/1/02	A2	168,000	171,861
Western National Corp. 7.125% 2/15/04	A2	351,000	365,029
			536,890
Real Estate - 1.5%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	290,000	295,829
EOP Operating LP:
6.5% 1/15/04	Baa1	1,200,000	1,233,840
7.375% 11/15/03	Baa1	100,000	104,407
			1,634,076
TOTAL FINANCIALS			22,208,923
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.4%
Raytheon Co. 6.5% 7/15/05	Baa3	500,000	500,970
Airlines - 0.2%
Delta Air Lines, Inc. 8.5% 3/15/02	Baa3	174,000	176,297
Road & Rail - 2.3%
Canadian National Railway Co. yankee 7% 3/15/04	Baa2	300,000	311,928
Canadian Pacific Ltd. yankee 6.875% 4/15/03	Baa2	1,000,000	1,030,360
Norfolk Southern Corp. 7.875% 2/15/04	Baa1	400,000	424,708
Union Pacific 6.34% 11/25/03	Baa3	750,000	773,483
			2,540,479
TOTAL INDUSTRIALS			3,217,746
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Qwest Corp. 7.625% 6/9/03	A2	1,000,000	1,043,330
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Deutsche Telekom International Finance BV 7.75% 6/15/05	A3	$ 1,000,000	$ 1,060,760
UTILITIES - 6.1%
Electric Utilities - 2.8%
Commonwealth Edison Co. 6.625% 7/15/03	A3	250,000	258,760
Hydro-Quebec yankee 7.375% 2/1/03	A2	1,500,000	1,568,385
Niagara Mohawk Power Corp. 7.375% 8/1/03	Baa2	200,000	208,000
Philadelphia Electric Co.:
6.5% 5/1/03	A2	105,000	108,127
6.625% 3/1/03	A2	270,000	278,073
Public Service Electric & Gas Co. 6.125% 8/1/02	A3	143,000	145,295
Texas Utilities Electric Co. 8% 6/1/02	A3	500,000	513,635
			3,080,275
Gas Utilities - 2.4%
Consolidated Natural Gas Co.:
5.75% 8/1/03	A2	613,000	622,851
7.375% 4/1/05	A2	500,000	530,220
Enserch Corp. 6.25% 1/1/03	Baa2	440,000	447,498
Sonat, Inc. 6.875% 6/1/05	Baa2	1,000,000	1,020,390
			2,620,959
Multi-Utilities - 0.9%
Enron Corp.:
7.625% 9/10/04	Baa1	500,000	528,245
7.875% 6/15/03	Baa1	500,000	525,410
			1,053,655
TOTAL UTILITIES			6,754,889
TOTAL NONCONVERTIBLE BONDS (Cost $41,035,339)			41,636,662
U.S. Government and Government Agency Obligations - 51.7%

U.S. Government Agency Obligations - 40.3%
Fannie Mae:
5.125% 2/13/04	Aaa	140,000	142,341
5.5% 2/15/06	Aaa	45,000	45,780
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6% 12/15/05	Aaa	$ 320,000	$ 331,264
6.5% 8/15/04	Aaa	3,450,000	3,632,195
7% 7/15/05	Aaa	370,000	397,402
Federal Home Loan Bank:
5.125% 9/15/03	Aaa	5,000,000	5,094,550
5.375% 1/5/04	Aaa	15,000,000	15,344,545
6.25% 8/13/04	Aaa	4,500,000	4,705,290
6.75% 8/15/02	Aaa	5,000,000	5,155,450
9.5% 2/25/04	Aaa	150,000	168,212
Freddie Mac:
6.375% 11/15/03	Aaa	2,000,000	2,090,000
7% 7/15/05	Aaa	485,000	520,919
7.375% 5/15/03	Aaa	6,500,000	6,869,655
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			44,497,603
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	5,200,000	5,817,500
11.75% 2/15/10 (callable)	Aaa	1,225,000	1,512,679
U.S. Treasury Notes 5.75% 11/15/05	Aaa	5,000,000	5,240,600
TOTAL U.S. TREASURY OBLIGATIONS			12,570,779
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,706,032)			57,068,382
Foreign Government and Government Agency Obligations (c) - 3.9%

British Columbia Province yankee 7% 1/15/03	Aa1	500,000	519,610
Manitoba Province yankee 6.125% 1/19/04	Aa1	750,000	778,808
Ontario Province 7%, 8/4/05	Aa3	275,000	295,064
Quebec Province yankee 8.8% 4/15/03	A2	2,000,000	2,145,320
Saskatchewan Province yankee 8% 7/15/04	A1	500,000	541,980
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,227,601)			4,280,782
Cash Equivalents - 5.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 3.92%, dated 7/31/01 due 8/1/01 (Cost $5,811,000)	$ 5,811,633	$ 5,811,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $106,779,972)		108,796,826
NET OTHER ASSETS - 1.4%		1,579,429
NET ASSETS - 100%		$ 110,376,255
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $778,755 or 0.7% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	78.8%	AAA, AA, A	37.6%
Baa	14.9%	BBB	18.2%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.5%
Canada	6.6
United Kingdom	2.3
Netherlands	1.0
Others (individually less than 1%)	1.6
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $96,380,809 and $31,477,174, respectively, of which long-term U.S. government and government agency obligations aggregated $65,210,270 and $29,271,792, respectively.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $106,779,972. Net unrealized appreciation aggregated $2,016,854, of which $2,104,781 related to appreciated investment securities and $87,927 related to depreciated investment securities.

At July 31, 2001, the fund had a capital loss carryforward of approximately $674,000 of which $333,000 and $341,000 will expire on July 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $5,811,000) (cost $106,779,972) - See accompanying schedule		$ 108,796,826
Cash		386
Receivable for fund shares sold		678,200
Interest receivable		1,746,697
Total assets		111,222,109
Liabilities
Payable for investments purchased	$ 574,053
Payable for fund shares redeemed	145,856
Distributions payable	49,606
Accrued management fee	28,610
Other payables and accrued expenses	47,729
Total liabilities		845,854
Net Assets		$ 110,376,255
Net Assets consist of:
Paid in capital		$ 109,075,615
Undistributed net investment income		914
Accumulated undistributed net realized gain (loss) on investments		(717,128)
Net unrealized appreciation (depreciation) on investments		2,016,854
Net Assets, for 11,636,083 shares outstanding		$ 110,376,255
Net Asset Value, offering price and redemption price per share ($110,376,255 ÷ 11,636,083 shares)		$9.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2001
Investment Income Interest		$ 4,672,772
Security lending		31,643
Total income		4,704,415
Expenses
Management fee	$ 301,057
Transfer agent fees	93,219
Accounting fees and expenses	63,596
Non-interested trustees' compensation	227
Custodian fees and expenses	3,306
Registration fees	33,213
Audit	34,554
Legal	1,568
Reports to shareholders	3,816
Miscellaneous	191
Total expenses before reductions	534,747
Expense reductions	(257,393)	277,354
Net investment income		4,427,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(104,186)
Change in net unrealized appreciation (depreciation) on investment securities		2,962,996
Net gain (loss)		2,858,810
Net increase (decrease) in net assets resulting from operations		$ 7,285,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 4,427,061	$ 2,011,269
Net realized gain (loss)	(104,186)	(560,622)
Change in net unrealized appreciation (depreciation)	2,962,996	(33,451)
Net increase (decrease) in net assets resulting from operations	7,285,871	1,417,196
Distributions to shareholders from net investment income	(4,434,019)	(2,026,046)
Share transactions Net proceeds from sales of shares	116,104,222	22,888,769
Reinvestment of distributions	3,988,446	1,884,618
Cost of shares redeemed	(50,191,554)	(10,387,122)
Net increase (decrease) in net assets resulting from share transactions	69,901,114	14,386,265
Redemption fees	121,571	7,538
Total increase (decrease) in net assets	72,874,537	13,784,953
Net Assets
Beginning of period	37,501,718	23,716,765
End of period (including undistributed net investment income of $914 and $5,416, respectively)	$ 110,376,255	$ 37,501,718
Other Information Shares
Sold	12,431,951	2,520,940
Issued in reinvestment of distributions	426,912	207,449
Redeemed	(5,364,054)	(1,141,001)
Net increase (decrease)	7,494,809	1,587,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.060	$ 9.290	$ 9.750	$ 9.670	$ 9.240
Income from Investment Operations Net investment income B	.585	.645	.677	.670	.634
Net realized and unrealized gain (loss)	.430	(.229)	(.404)	.078	.428
Total from investment operations	1.015	.416	.273	.748	1.062
Less Distributions
From net investment income	(.601)	(.648)	(.685)	(.670)	(.634)
From net realized gain	-	-	(.043)	-	-
In excess of net realized gain	-	-	(.007)	-	-
Total distributions	(.601)	(.648)	(.735)	(.670)	(.634)
Redemption fees added to paid in capital	.016	.002	.002	.002	.002
Net asset value, end of period	$ 9.490	$ 9.060	$ 9.290	$ 9.750	$ 9.670
Total Return A	11.72%	4.70%	2.76%	8.00%	11.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 110,376	$ 37,502	$ 23,717	$ 19,777	$ 13,211
Ratio of expenses to average net assets before expense reductions	.76%	1.01%	1.11%	1.34%	1.81%
Ratio of expenses to average net assets after voluntary waivers	.40%	.35%	.35%	.35%	.35%
Ratio of expenses to average net assets after all expense reductions	.40%	.35%	.35%	.35%	.34% C
Ratio of net investment income to average net assets	6.32%	7.10%	7.00%	6.92%	6.76%
Portfolio turnover rate	47%	31%	18%	67%	83%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2001

1. Significant Accounting Policies.

Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 2001 and 2003, respectively. On those dates, the respective funds will mature. Fidelity Target Timeline 2001 was closed to new accounts as of the close of business on the New York Stock Exchange on September 25, 2000. Current shareholders of Fidelity Target Timeline 2001 are able to continue to purchase shares in accounts existing after that date. Fidelity Target Timeline 2001 will be liquidated shortly after its targeted maturity date of September 30, 2001. Fidelity Target Timeline 2003's Board of Trustees anticipates closing the fund to new accounts approximately one year prior to its target date and expects to liquidate the fund within one month of the fund's target date. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC) the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, Fidelity Target Timeline 2001 had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated July 31, 2001, due August 1, 2001	3.92%
Number of dealers or banks	7
Maximum amount with one dealer or bank	30.3%
Aggregate principal amount of agreements	$8,586,825,000
Aggregate maturity amount of agreements	$8,587,760,204
Aggregate market value of transferred assets	$8,928,580,671
Coupon rates of transferred assets	0.0% to 14.50%
Maturity dates of transferred assets	8/1/01 to 8/1/37

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Target Timeline 2001	.43%
Fidelity Target Timeline 2003	.43%

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of the average net assets:

Fidelity Target Timeline 2001	.11%
Fidelity Target Timeline 2003	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective June 1, 2001, the reimbursement was changed to .60%, for Fidelity Target Timeline 2003.

	Expense Limitations	Reimbursement from adviser

Fidelity Target Timeline 2001	.35%	$ 472,972
Fidelity Target Timeline 2003	.60%	257,393

In addition,through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Fidelity Target Timeline 2001	$ 305

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Boston Street Trust and Shareholders of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003:

We have audited the accompanying statements of assets and liabilities of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, (the Funds), each a fund of Fidelity Boston Street Trust, including the portfolios of investments, as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 as of July 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 7, 2001

Annual Report

Distributions

A total of 51.61% and 50.37% of the dividends distributed during the fiscal year for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively, was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	96,905,959.26	94.582
Against	2,779,434.20	2.712
Abstain	2,772,180.87	2.706
TOTAL	102,457,574.33	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	100,652,390.16	98.238
Withheld	1,805,184.17	1.762
TOTAL	102,457,574.33	100.000
Ralph F. Cox
Affirmative	100,615,128.69	98.202
Withheld	1,842,445.64	1.798
TOTAL	102,457,574.33	100.000
Phyllis Burke Davis
Affirmative	100,557,339.02	98.145
Withheld	1,900,235.31	1.855
TOTAL	102,457,574.33	100.000
Robert M. Gates
Affirmative	100,562,465.11	98.150
Withheld	1,895,109.22	1.850
TOTAL	102,457,574.33	100.000
Abigail P. Johnson
Affirmative	100,607,064.96	98.194
Withheld	1,850,509.37	1.806
TOTAL	102,457,574.33	100.000
Edward C. Johnson 3d
Affirmative	100,439,559.84	98.030
Withheld	2,018,014.49	1.970
TOTAL	102,457,574.33	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	100,615,128.69	98.202
Withheld	1,842,445.64	1.798
TOTAL	102,457,574.33	100.000
Marie L. Knowles
Affirmative	100,690,266.24	98.275
Withheld	1,767,308.09	1.725
TOTAL	102,457,574.33	100.000
Ned C. Lautenbach
Affirmative	100,713,518.55	98.298
Withheld	1,744,055.78	1.702
TOTAL	102,457,574.33	100.000
Peter S. Lynch
Affirmative	100,800,540.35	98.383
Withheld	1,657,033.98	1.617
TOTAL	102,457,574.33	100.000
Marvin L. Mann
Affirmative	100,615,128.69	98.202
Withheld	1,842,445.64	1.798
TOTAL	102,457,574.33	100.000
William O. McCoy
Affirmative	100,615,128.69	98.202
Withheld	1,842,445.64	1.798
TOTAL	102,457,574.33	100.000
Robert C. Pozen
Affirmative	100,770,774.31	98.354
Withheld	1,686,800.02	1.646
TOTAL	102,457,574.33	100.000
William S. Stavropoulos
Affirmative	100,599,793.92	98.187
Withheld	1,857,780.41	1.813
TOTAL	102,457,574.33	100.000
PROPOSAL 3
To approve an amended management contract for Fidelity Target Timeline 2003.
	# of Votes Cast	% of Votes Cast
Affirmative	41,725,190.39	94.876
Against	727,767.67	1.655
Abstain	1,525,673.58	3.469
TOTAL	43,978,631.64	100.000
PROPOSAL 4
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for Fidelity Target Timeline 2003.
	# of Votes Cast	% of Votes Cast
Affirmative	41,074,544.55	93.397
Against	1,047,669.87	2.382
Abstain	1,856,417.22	4.221
TOTAL	43,978,631.64	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management and Research (Far East) Inc. (FMR Far East) for Fidelity Target Timeline 2003.
	# of Votes Cast	% of Votes Cast
Affirmative	41,216,771.17	93.720
Against	1,230,963.40	2.799
Abstain	1,530,897.07	.481
TOTAL	43,978,631.64	100.000
PROPOSAL 6
To amend each fund's fundamental investment limitation concerning underwriting.
Target Timeline 2001
	# of Votes Cast	% of Votes Cast
Affirmative	54,001,700.09	92.344
Against	1,684,967.37	2.881
Abstain	2,792,275.23	4.775
TOTAL	58,478,942.69	100.000
Target Timeline 2003
	# of Votes Cast	% of Votes Cast
Affirmative	40,304,003.67	91.645
Against	2,107,080.18	4.791
Abstain	1,567,547.79	3.564
TOTAL	43,978,631.64	100.000
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning lending.
Target Timeline 2001
	# of Votes Cast	% of Votes Cast
Affirmative	53,352,176.48	91.233
Against	1,941,465.22	3.320
Abstain	3,185,300.99	5.447
TOTAL	58,478,942.69	100.000
Target Timeline 2003
	# of Votes Cast	% of Votes Cast
Affirmative	40,402,842.92	91.869
Against	2,027,954.38	4.611
Abstain	1,547,834.34	3.520
TOTAL	43,978,631.64	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith,
Assistant Vice President

David L. Murphy, Vice President

Ford E. O'Neil, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income Fund

Ginnie Mae Fund

Government Income Fund

High Income Fund

Intermediate Bond Fund

Intermediate Government
Income Fund

International Bond Fund

Investment Grade Bond Fund

New Markets Income Fund

Short-Term Bond Fund

Spartan® Government Income Fund

Spartan Investment Grade Bond Fund

Strategic Income Fund

Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TTI-ANN-0901 143499
1.536376.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com